Trade payables (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total non current	$ 2,819	$ 3,479
Total Current	758,773	524,700
Customer Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total non current	2,580	2,691
Customer Contributions [Member]
IfrsStatementLineItems [Line Items]
Total non current	239	788
Total Current	39	80
Payables For Purchase Of Electricity [Member]
IfrsStatementLineItems [Line Items]
Total Current	464,448	295,360
Provision For Unbilled Electricity Purchases [Member]
IfrsStatementLineItems [Line Items]
Total Current	132,891	95,245
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total Current	148,605	129,910
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total Current	9,601	1,359
Advance To Customer [Member]
IfrsStatementLineItems [Line Items]
Total Current	3,150	2,668
Discounts To Customers [Member]
IfrsStatementLineItems [Line Items]
Total Current	$ 39	$ 78